UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-262471-02

Central Index Key Number of the issuing entity: 0001979860

BMW Vehicle Owner Trust 2023-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-262471

Central Index Key Number of the depositor:  0001136586

BMW FS Securities LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102   Asset Data File (Schedule AL)

Exhibit 103   Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  March 6, 2026
BMW VEHICLE OWNER TRUST 2023-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:    /s/ Tobias Essig
Name:     Tobias Essig
Title:         Vice President - Finance & Chief Financial Officer